RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of related party transactions

40.	RELATED PARTY TRANSACTIONS
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.

(a)	Related parties that control the Company or are controlled by the Company:
See note 10 for the principal subsidiaries.
None of the shareholders is the controlling entity of the Company.

(b)	Nature of the principal related parties that do not control/are not controlled by the Company:

(i)	Guangzhou Railway Group and its subsidiaries

Name of related parties	Relationship with the Company
Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangzhou Railway Group YangCheng Railway Enterprise Development Company	Subsidiary of the single largest shareholder
Guangdong Railway Company Limited.	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Centre	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Works Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangdong Yuetong Railway Logistics Company Limited	Subsidiary of the single largest shareholder
Sanmao Railway Company Xiaotangxi Freight Field Service Company	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Anmao Railway Consulting Construction Company Limited	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Hunan Railway Lianchuang Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Northeast Freight Car Outer Winding Railway Co., Ltd.	Subsidiary of the single largest shareholder
Hunan Changtie Loading & Unloading Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Ruiwei Econonmy Development Co., Ltd	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Surveying Co., Ltd.	Subsidiary of the single largest shareholder

(b)	Nature of the principal related parties that do not control/are not controlled by the Company (continued):

(ii)	Associates of the Group:

Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

(iii)	Relationship with CSRG and other railway companies
On March 14, 2013, pursuant to the Approval, the previous controlling entity of Guangzhou Railway Group, MOR, had been dismantled. The administrative function of MOR were transferred to the Ministry of Transport and the newly established National Railway Bureau, and its business functions were transferred to the CSRG. Accordingly, the equity interests of Guangzhou Railway Group which was wholly controlled by MOR previously were transferred to the CSRG (“Reform”). The Reform was completed since January 1, 2017 and the Company disclosed details of transactions undertaken with CSRG Group for the years of 2019, 2020 and 2021 for reference. Unless otherwise specified, the transactions with CSRG Group disclosed below have excluded transactions undertaken with Guangzhou Railway Group and its subsidiaries.

(c)	In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties:

(I)	Material transactions undertaken with Guangzhou Railway Group and its subsidiaries:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	2,060,518	2,345,512	3,323,844
Revenue collected by CSRG for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,563,191	1,332,346	1,325,614
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	812,470	842,350	865,220

	4,436,179	4,520,208	5,514,678

Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	45,642	34,705	89,042

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)(vi)	774,291	753,288	796,142
Cost settled by CSRG for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	2,194,467	1,985,768	2,896,222
	2,968,758	2,739,056	3,692,364
Other services
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	441,719	297,809	311,080
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	623,433	722,487	770,683
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	363,424	285,616	172,592

	1,428,576	1,305,912	1,254,355

(i)	The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

(c)	In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(I)	Material transactions undertaken with Guangzhou Railway Group and its subsidiaries (continued):

(ii)	Such revenues/charges are determined by the CSRG based on its standard charges applied on a nationwide basis.
(iii)	The service charges are levied based on contract prices determined based on a “cost plus a profit margin” and agreed between both contracting parties.
(iv)	The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.
(v)	Based on construction amount determined under national railway engineering guidelines.
(vi)
The amount recognized in 2021 does not include the payment of short term leases related to the lease of passenger trains paid to Guangzhou Railway Group amounting to RMB400,473,000
(2019 and 2020: RMB247,714,000 and
RMB292,603,000).

(II)	Material transactions with CSRG and other railway companies
When the passenger trains and freight trains operated by the Group pass through rail lines owned by other railway companies controlled by the CSRG, the Group need to pay those companies for the services rendered (track usage, locomotive traction and electric catenaries service, etc.), and vice versa. The charge rate of such services are instructed by the CSRG and are collected and settled by the CSRG according to its central recording and settlement systems (see details in note 2.22).

(c)	In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(II)	Material transactions with CSRG and other railway companies (continued):

In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with the CSRG Group:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CSRG Group (i)	69,958	57,349	138,219
Revenue collected by CSRG for services provided to CSRG Group (ii)	2,479,015	2,105,206	2,275,132
Revenue from railway operation service provided to CSRG Group (iii)	2,392,333	2,214,460	2,232,346

	4,941,306	4,377,015	4,645,697

Other services
Provision of repairing services for cargo trucks to CSRG Group (ii)	370,990	436,955	470,143
Sales of materials and supplies to CSRG Group (iv)	8,330	—	—
Provision of apartment leasing services to CSRG Group (iv)	574	456	2,064
Others	—	887	607

	379,894	438,298	472,814

Services received and purchases made
Transportation related services
Provision of train transportation services by CSRG Group (i)(vi)	37,408	18,872	58,121
Cost settled by CSRG for services provided by CSRG Group (ii) (vi)	2,107,765	1,506,541	1,769,170

	2,145,173	1,525,413	1,827,291

Other services
Provision of repair and maintenance services by CSRG Group (iv)	29,066	28,928	28,185
Purchase of materials and supplies from CSRG Group (iv)	23,968	12,362	3,203
Provision of construction services by CSRG Group (v)	23,636	2,662	—

	76,670	43,952	31,388

(i)	The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

(c)	In addition to those disclosed elsewhere in the financial statements, during the year, the Group had the following material transactions undertaken with related parties (continued):

(II)	Material transactions with CSRG and other railway companies (continued):

(ii)	Such revenue/charges are determined by the CSRG based on its standard charges applied on a nationwide basis.
(iii)	The service charges are levied based on contract prices determined based on a “cost plus a profit margin” and explicitly agreed between both contracting parties.
(iv)	The prices are determined based on mutual negotiation between the contracting parties with reference to actual costs incurred.
(v)	Based on construction amounts determined under national railway engineering guidelines.
(vi)
The amount recognized in 2021 does not include the payment of short term leases related to the lease of passenger trains and freight trains to CSRG amounting to RMB 1,286,566,000
(2019 and 2020: RMB436,323,000 and
RMB554,003,000)

(III)	Revenues collected and settled through the CSRG:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
- Passenger transportation	7,475,003	3,769,231	6,054,100
- Freight transportation	1,740,907	1,456,605	1,701,842
- Other transportation related services	74,870	24,048	8,488

	9,290,780	5,249,884	7,764,430

(IV)	Lease – as lessee:
In 2021, the depreciation expense of the
right-of-use
assets was RMB16,246,000 (
2019 and 2020
: RMB 13,378,000), the interest expense of lease liabilities was RMB67,605,000 (
2019 and 2020: RMB57,670,000 and
RMB 57,629,000), and the actual payment to Guangzhou Railway Group was RMB61,887,000 (
2019 and 2020: RMB59,620,000 and
RMB60,750,000).
The payment of short-term leases related to related parties are shown in notes 40(c)(I)(vi) and 40(c)(Il)(vi).

(d)	Key management compensation
In 2021, the compensation paid or payable to key management for employee services was RMB4,151,000 (2019 and 2020: RMB4,073,000 and RMB3,696,000).

(e)	As at December 31, 2021 and 2020, the Group had the following material balances maintained with related parties:

(II)	Material balances with Guangzhou Railway Group and its subsidiaries:

	2020	2021
	RMB’000	RMB’000
Trade receivables	1,853,846	2,881,069
- Guangzhou Railway Group (i)	208,024	600,042
- Subsidiaries of Guangzhou Railway Group (i)	1,645,822	2,281,027
- Associates	—	—
Less: Provision for impairment	(24,099)	(16,028)

	1,829,747	2,865,041

Prepayments and other receivables	59,580	83,808
- Guangzhou Railway Group	431	1,944
- Subsidiaries of Guangzhou Railway Group	59,070	81,790
- Associates	79	74
Less: Provision for impairment	(51)	(62)

	59,529	83,746

Prepayments for fixed assets and construction-in-progress	—	7,270
- Subsidiaries of Guangzhou Railway Group (ii)	—	7,270
- Associates	—	—
Trade and bill payables	1,243,372	1,882,872
- Guangzhou Railway Group (i)	67,889	71,414
- Subsidiaries of Guangzhou Railway Group (ii)	1,145,025	1,730,317
- Associates	30,458	81,141
Payables for fixed assets and construction-in-progress	876,031	1,038,742
- Guangzhou Railway Group	111,799	334,313
- Subsidiaries of Guangzhou Railway Group	342,123	326,023
- Associates	422,109	378,406
Contract liabilities	436	4,346
- Subsidiaries of Guangzhou Railway Group	297	3,940
- Associates	139	406
Accruals and other payables	443,754	495,930
- Guangzhou Railway Group	4,379	8,600
- Subsidiaries of Guangzhou Railway Group (iii)	426,821	468,064
- Associates (iv)	12,554	19,266

(i)
The trade balances due from/to Guangzhou Railway Group, subsidiaries of Guangzhou Railway Group mainly represent service fees and charges payable and receivable balances arising from the provision of passenger transportation and cargo forwarding businesses jointly with these related parties within the PRC.

(e)	As at December 31, 2021 and 2020, the Group had the following material balances maintained with related parties (continued):

(I)	Material balances with Guangzhou Railway Group and its subsidiaries (continued):

(ii)
The trade payables due to subsidiaries of Guangzhou Railway Group mainly represent payables arising from unsettled fees for purchase of materials and provision of other services according to various service agreements entered into between the Group and the related parties.

(iii)	The other payables due to subsidiaries of Guangzhou Railway Group mainly represent the performance deposits received for construction projects and deposits received from ticketing agencies.
(iv)	The other payables due to associates mainly represent the performance deposits received for construction projects operated by associates.
As at December 31, 2021 and 2020, all the balances maintained with related parties were unsecured, non-interest
bearing and were repayable on demand.

(II)	Material balances with CSRG Group:

	2020	2021
	RMB’000	RMB’000
Due from CSRG Group
- Trade receivables	1,101,951	783,707
- Other receivables	183,021	87,251

Due to CSRG Group
- Trade payables and payables for fixed assets and construction-in-progress	71,082	114,481
- Other payables	4,564	91,737

As at December 31, 2021 and 2020, all the balances maintained with CSRG Group were unsecured, non-interest
bearing and were repayable on demand.